Revenue and Segment Information 10-Q	6 Months Ended
Jun. 30, 2026
Segment Reporting, Revenue [Abstract]
Revenue and Segment Information
4. Revenue and Segment Information
The Company generates sponsorship revenue from multi-element agreements with corporate partners of the Enhanced Games, its live sports and entertainment event. These agreements typically bundle (i) rights and benefits concentrated at or around a specific Event, such as on-site
activation, broadcast and streaming integration, hospitality, and
Event-day
brand exposure, with (ii) ongoing brand association, category exclusivity, and platform and website integration rights delivered continuously over the contract term. The Company has concluded that these represent two distinct performance obligations – Event-specific deliverables, recognized at the point in time (or over the short duration) the Event occurs, and ongoing brand-association and distribution rights, recognized ratably over the term of the agreement – allocated based on an adjusted market assessment approach as described in Note 2. Consideration under these agreements may be paid in cash, in equity securities of the counterparty, or in the form of advertising and marketing services provided to the Company.
Two sponsorship agreements, further described under Concentration below, together accounted for substantially all of the Company’s sponsorship revenue for the three and six months ended June 30, 2026 and were settled, in whole or in part, in non-cash
consideration.
Where consideration is denominated as a fixed dollar amount to be settled in a counterparty’s equity securities, the Company recognizes revenue equal to the fixed dollar amount; subsequent changes in the counterparty’s share price do not affect revenue, and the shares (or the Company’s unconditional right to receive them) are accounted for separately from revenue, as a contract asset and, upon receipt, as an investment in equity securities measured at fair value. Where consideration is received in the form of advertising and marketing inventory, the inventory is measured at its fair value at contract inception; because the inventory received is a distinct service obtained at its fair value and is used to promote the Company’s own DTC products rather than the sponsor’s, the related arrangement is presented on a gross basis, with revenue recognized for the sponsorship rights provided and marketing expense recognized for the inventory received and consumed within marketing expense in the condensed consolidated statements of operations and comprehensive loss; timing differences between revenue recognition and inventory consumption are reflected in a contract asset (see Contract Balances below).
In the aggregate, the Company recognized $17.5 million of revenue from these two arrangements for the three and six months ended June 30, 2026, comprised of Event-specific performance obligations recognized upon occurrence of the related Events and ratable portions of the related ongoing brand-association performance obligations, together with $4.2 million of associated marketing expense. The Company also purchases technology and professional services from one of these sponsors in exchange for cash under the same overall arrangement; the related capitalization policy is described in Note 2, Summary of Significant Accounting Policies.
The Company generates
direct-to-consumer
(“DTC”) revenue from online sales of
over-the-counter
health and wellness products, which is recognized at a point in time upon transfer of control to the customer, and from prescription-based hormone therapy, peptide, and longevity services and related products, which are provided through arrangements with independently licensed third-party telehealth providers and for which the Company recognizes revenue on a net basis, as described in Note 2, over the applicable service period. DTC revenue was not material for the three and six months ended June 30, 2026.
Contract Balances

Unit : in thousand	As of
	June 30, 2026	December 31, 2025
Contract assets	$15,524	$—
Deferred revenue	2,150	—
Contract assets relate to the sponsorship agreement described above under which consideration is received in the form of equity securities as well as advertising and marketing services rather than cash. For consideration received in advertising and marketing services, the balance represents the excess of cumulative revenue recognized over the cumulative fair value of advertising inventory consumed and amounts otherwise invoiced or received. Deferred revenue, which is included within other current liabilities in the unaudited condensed consolidated balance sheet, relates to consideration received or contractually committed in advance of the Company’s performance, including the portion of the fixed-dollar, equity-settled sponsorship arrangement described above allocated to the ongoing brand-association performance obligation that had not yet been recognized as of June 30, 2026, and amounts collected in advance under DTC product subscriptions.
The Company did not recognize any significant revenue during the three and six months ended June 30, 2026 from performance obligations satisfied in prior periods
.
Remaining Performance Obligations
As of June 30, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations under the Company’s sponsorship agreements was $4.5 million ($1.9 million and $2.6 million relating to the two sponsorship agreements described above, respectively), which the Company expects to recognize over the following twelve months. The Company applies the practical expedient in ASC
606-10-50-14
and does not disclose remaining performance obligations for contracts with an original expected duration of one year or less.
Concentration
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and contract assets in relation to sponsorship agreements.
Two sponsors each individually accounted for more than 10% of the Company’s revenue for the six months ended June 30, 2026, together representing substantially all revenue for the period. One of these arrangements is settled in advertising and marketing services rather than cash; the other is to be settled in a fixed amount of equity securities of the counterparty.

Because the consideration under both arrangements is
non-cash,
the Company’s principal risk with respect to these arrangements relates to the counterparties’ continued ability and willingness to perform – deliver the contracted shares or advertising inventory, as applicable – rather than to cash collection. The Company monitors the financial condition and performance of these counterparties on an ongoing basis, including through review of each counterparty’s publicly available financial information.
Segment Information
The Company has one operating and reportable segment related to the organization, production, and commercialization of performance sports events and the direct-to-consumer
distribution of health and wellness products and services. Factors used in determining the reportable segment include the nature of the Company’s activities, the organizational and reporting structure, and the type of information reviewed by the chief operating decision maker (“CODM”), its chief executive officer, to allocate resources and evaluate financial performance.
Net loss is the key measure of segment profit and loss that the CODM uses to allocate resources and assess performance. The CODM uses consolidated net loss, assessed against budget through a monthly consolidated budget-to-actual
reporting package, to evaluate the Company’s expenditures and monitor results. The CODM considers budget-to-actual
variances and available cash when making decisions about the allocation of resources across the organization. The CODM does not regularly receive or act upon any supplemental non-GAAP
measure, such as Adjusted EBITDA, as a basis for resource allocation or performance assessment.
Significant expenses regularly provided to the CODM and included within net loss consist of the following categories, each of which is separately presented on the Company’s condensed consolidated statements of operations and comprehensive loss: Games, Athletes and Events Operating Costs, Selling, General and Administrative, Transaction Expenses, and Depreciation. Other items within net loss not captured in the foregoing categories are considered as “other segment items”, and primarily consist of interest income, interest expense, and other non-operating
items.
The Company’s long-lived assets are located in the United States.